Quarterly Holdings Report
for
Fidelity Advisor® Small Cap Fund
February 28, 2026
ASCF-NPRT1-0426
1.797929.122
Common Stocks - 98.2%
	Shares	Value ($)
CANADA - 4.4%
Energy - 1.5%
Energy Equipment & Services - 1.5%
CES Energy Solutions Corp	2,508,900	30,955,454
Financials - 0.6%
Capital Markets - 0.6%
TMX Group Ltd	406,200	13,701,303
Health Care - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (b)	150,000	6,484,500
Industrials - 0.3%
Electrical Equipment - 0.3%
Electrovaya Inc (United States) (b)	782,428	5,915,155
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Kraken Robotics Inc (b)	1,344,200	8,376,306
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Colliers International Group Inc Subordinate Voting Shares	71,300	8,456,895
Utilities - 0.9%
Gas Utilities - 0.9%
Brookfield Infrastructure Corp (United States) (a)	420,367	20,967,906
TOTAL CANADA		94,857,519
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Tonies SE Class A (b)	350,300	4,768,295
ISRAEL - 1.2%
Information Technology - 1.2%
IT Services - 0.3%
Wix.com Ltd (b)	113,500	7,997,210
Semiconductors & Semiconductor Equipment - 0.9%
Nova Ltd (b)	44,289	19,436,671
TOTAL ISRAEL		27,433,881
JAPAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Allegro MicroSystems Inc (b)	395,500	14,423,885
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Newamsterdam Pharma Co NV (b)	119,300	4,230,378
PUERTO RICO - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (b)	343,026	2,723,626
THAILAND - 1.6%
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 1.6%
Fabrinet (b)	66,300	36,175,269
UNITED KINGDOM - 1.9%
Communication Services - 0.5%
Media - 0.5%
4imprint Group PLC	208,000	11,142,370
Energy - 1.4%
Energy Equipment & Services - 1.4%
TechnipFMC PLC	483,900	32,087,409
TOTAL UNITED KINGDOM		43,229,779
UNITED STATES - 88.0%
Consumer Discretionary - 9.6%
Automobile Components - 2.0%
Patrick Industries Inc (a)	219,096	27,121,894
Phinia Inc	242,800	17,634,564
		44,756,458
Diversified Consumer Services - 1.1%
Frontdoor Inc (b)	233,500	16,011,095
Laureate Education Inc (b)	237,186	7,670,595
		23,681,690
Hotels, Restaurants & Leisure - 1.0%
Brinker International Inc (b)	90,700	13,441,740
Lindblad Expeditions Holdings Inc (b)	16,100	317,331
Pursuit Attractions and Hospitality Inc (b)	253,400	8,808,184
		22,567,255
Household Durables - 0.8%
Lovesac Co/The (a)(b)	307,490	3,929,722
SharkNinja Inc (b)	108,966	13,388,652
		17,318,374
Specialty Retail - 3.6%
Academy Sports & Outdoors Inc	307,605	18,496,289
Boot Barn Holdings Inc (b)	108,200	20,473,604
Group 1 Automotive Inc	37,900	12,345,546
Murphy USA Inc	53,700	20,982,738
RealReal Inc/The (b)	649,800	7,966,548
		80,264,725
Textiles, Apparel & Luxury Goods - 1.1%
Crocs Inc (b)	92,500	8,390,675
Kontoor Brands Inc	234,300	15,278,703
		23,669,378
TOTAL CONSUMER DISCRETIONARY		212,257,880
Consumer Staples - 2.3%
Beverages - 0.7%
Vita Coco Co Inc/The (b)	285,896	16,599,122
Consumer Staples Distribution & Retail - 1.3%
Performance Food Group Co (b)	155,700	15,112,242
Sprouts Farmers Market Inc (b)	157,600	11,641,912
		26,754,154
Food Products - 0.3%
Simply Good Foods Co/The (b)	453,200	7,731,592
TOTAL CONSUMER STAPLES		51,084,868
Energy - 2.8%
Energy Equipment & Services - 1.2%
Cactus Inc Class A	138,874	7,499,196
Weatherford International PLC	184,200	19,425,732
		26,924,928
Oil, Gas & Consumable Fuels - 1.6%
Antero Resources Corp (b)	253,500	9,331,335
Chord Energy Corp	113,500	12,299,995
Hess Midstream LP Class A (a)	333,248	12,890,033
		34,521,363
TOTAL ENERGY		61,446,291
Financials - 15.1%
Banks - 7.7%
Central BanCo Inc	309,800	7,481,670
Community Financial System Inc	229,300	13,884,115
Connectone Bancorp Inc	775,455	20,572,821
CVB Financial Corp	884,800	17,014,704
First Bancorp/Southern Pines NC	321,500	18,257,985
First Hawaiian Inc	774,900	19,186,524
First Interstate BancSystem Inc Class A	468,000	16,197,480
Pathward Financial Inc	140,960	12,797,758
Pinnacle Financial Partners Inc	126,600	11,490,216
SOUTHSTATE BANK CORP	219,400	21,648,199
TriCo Bancshares	279,900	13,373,622
		171,905,094
Capital Markets - 1.8%
Lazard Inc	166,800	8,440,080
Piper Sandler Cos	30,200	8,925,610
Stifel Financial Corp	149,100	11,040,855
Wealthfront Corp (b)	14,900	123,670
WisdomTree Inc (a)	692,500	11,848,675
		40,378,890
Consumer Finance - 2.2%
FirstCash Holdings Inc	228,600	44,071,794
SLM Corp	217,022	4,066,992
		48,138,786
Financial Services - 1.6%
Essent Group Ltd	380,423	23,144,935
PennyMac Financial Services Inc	136,514	12,549,732
		35,694,667
Insurance - 1.8%
Primerica Inc	97,700	24,782,582
Selective Insurance Group Inc	176,900	14,866,676
		39,649,258
TOTAL FINANCIALS		335,766,695
Health Care - 14.6%
Biotechnology - 4.5%
Arcellx Inc (a)(b)	109,900	12,505,521
Centessa Pharmaceuticals PLC ADR (b)	103,300	2,774,638
CG oncology Inc (b)	104,100	6,121,080
Cogent Biosciences Inc (b)	444,672	17,275,507
Cytokinetics Inc (a)(b)	161,200	10,029,864
Disc Medicine Inc (b)	77,000	5,129,740
Kymera Therapeutics Inc (b)	88,400	8,075,340
Legend Biotech Corp ADR (b)	98,600	1,873,400
Olema Pharmaceuticals Inc (b)	135,800	3,286,360
Praxis Precision Medicines Inc (b)	25,700	8,654,475
Travere Therapeutics Inc (b)	155,200	4,623,408
Vaxcyte Inc (b)	167,700	10,353,798
Viking Therapeutics Inc (a)(b)	162,000	5,482,080
Viridian Therapeutics Inc (b)	156,600	4,600,908
		100,786,119
Health Care Equipment & Supplies - 3.6%
Artivion Inc (b)	249,700	9,613,450
iRadimed Corp	65,270	6,757,403
iRhythm Technologies Inc (b)	68,400	9,148,500
Lantheus Holdings Inc (b)	112,000	8,389,920
Masimo Corp (b)	121,800	21,357,630
Merit Medical Systems Inc (b)	164,800	12,719,264
TransMedics Group Inc (a)(b)	81,200	11,795,112
		79,781,279
Health Care Providers & Services - 3.8%
Chemed Corp	26,700	10,947,267
Ensign Group Inc/The (a)	157,900	33,817,443
LifeStance Health Group Inc (b)	1,306,600	9,459,784
Option Care Health Inc (b)	351,137	11,397,907
Privia Health Group Inc (b)	436,700	10,371,625
Progyny Inc (b)	509,100	9,005,979
		85,000,005
Life Sciences Tools & Services - 0.4%
Repligen Corp (b)	65,700	8,457,561
Pharmaceuticals - 2.3%
Crinetics Pharmaceuticals Inc (b)	201,000	8,261,100
Enliven Therapeutics Inc (b)	135,700	4,028,933
Indivior Pharmaceuticals Inc	382,100	12,502,312
Ligand Pharmaceuticals Inc (b)	71,700	14,218,827
Structure Therapeutics Inc ADR (b)	96,300	6,064,974
Trevi Therapeutics Inc (b)	279,500	3,331,640
WaVe Life Sciences Ltd (b)	130,900	1,823,437
		50,231,223
TOTAL HEALTH CARE		324,256,187
Industrials - 20.9%
Aerospace & Defense - 1.1%
Carpenter Technology Corp	64,100	25,516,287
Building Products - 2.4%
AZZ Inc (a)	180,400	24,530,792
Simpson Manufacturing Co Inc	144,600	27,990,222
		52,521,014
Commercial Services & Supplies - 1.0%
Brink's Co/The	196,860	22,987,342
Construction & Engineering - 4.5%
Construction Partners Inc Class A (b)	163,600	21,982,932
IES Holdings Inc (b)	65,900	32,643,565
Legence Corp Class A	157,100	9,119,655
Sterling Infrastructure Inc (b)	80,600	34,507,279
		98,253,431
Electrical Equipment - 2.3%
Nextpower Inc Class A (b)	323,500	33,999,850
Thermon Group Holdings Inc (b)	333,600	16,940,208
		50,940,058
Machinery - 4.3%
Blue Bird Corp (b)	235,000	13,693,450
Federal Signal Corp	166,700	19,408,881
SPX Technologies Inc (b)	119,900	27,210,106
Terex Corp	511,560	35,190,212
		95,502,649
Passenger Airlines - 1.0%
SkyWest Inc (b)	218,600	22,751,888
Professional Services - 1.9%
ExlService Holdings Inc (b)	377,800	11,806,250
FTI Consulting Inc (b)	73,700	12,117,754
KBR Inc	445,400	18,809,242
		42,733,246
Trading Companies & Distributors - 2.4%
Applied Industrial Technologies Inc	50,500	14,270,290
Herc Holdings Inc	105,000	14,677,950
Rush Enterprises Inc Class A	342,791	24,327,877
		53,276,117
TOTAL INDUSTRIALS		464,482,032
Information Technology - 10.6%
Electronic Equipment, Instruments & Components - 7.5%
Advanced Energy Industries Inc	95,600	32,080,492
Belden Inc	200,200	28,688,660
Insight Enterprises Inc (b)	64,837	5,417,780
OSI Systems Inc (b)	54,800	15,628,960
Sanmina Corp (b)	222,600	34,560,876
TD SYNNEX Corp	202,841	31,807,497
TTM Technologies Inc (b)	165,600	17,262,144
		165,446,409
Semiconductors & Semiconductor Equipment - 2.4%
Axcelis Technologies Inc (b)	9,800	809,578
Diodes Inc (b)	249,800	17,043,854
MACOM Technology Solutions Holdings Inc (b)	65,700	16,301,484
Veeco Instruments Inc (b)	648,659	19,823,019
		53,977,935
Software - 0.7%
Agilysys Inc (b)	141,900	10,240,923
Intapp Inc (b)	256,300	5,748,809
		15,989,732
TOTAL INFORMATION TECHNOLOGY		235,414,076
Materials - 5.8%
Chemicals - 2.4%
Element Solutions Inc	1,057,200	37,097,148
Hawkins Inc (a)	36,400	5,427,240
Minerals Technologies Inc	31,899	2,252,707
Perimeter Solutions Inc (a)(b)	368,400	8,650,032
		53,427,127
Construction Materials - 1.3%
Eagle Materials Inc	130,900	29,295,420
Metals & Mining - 1.6%
Commercial Metals Co	247,700	18,156,410
Constellium SE (b)	655,100	16,305,439
		34,461,849
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	125,600	10,643,344
TOTAL MATERIALS		127,827,740
Real Estate - 5.0%
Diversified REITs - 1.1%
Essential Properties Realty Trust Inc	725,601	24,626,898
Health Care REITs - 1.9%
American Healthcare REIT Inc	392,200	20,488,528
CareTrust REIT Inc	520,900	21,158,958
		41,647,486
Retail REITs - 1.4%
Acadia Realty Trust	742,800	15,539,376
Urban Edge Properties	686,600	14,590,250
		30,129,626
Specialized REITs - 0.6%
Outfront Media Inc	528,400	15,223,204
TOTAL REAL ESTATE		111,627,214
Utilities - 1.3%
Gas Utilities - 1.3%
Southwest Gas Holdings Inc	319,300	28,152,681
TOTAL UNITED STATES		1,952,315,664
TOTAL COMMON STOCKS (Cost $1,508,769,938)		2,180,158,296

Domestic Equity Funds - 0.7%
	Shares	Value ($)
iShares Russell 2000 ETF (a) (Cost $12,799,808)	59,400	15,527,754

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	24,966,108	24,971,101
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	95,474,401	95,483,949
TOTAL MONEY MARKET FUNDS (Cost $120,455,050)			120,455,050

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $1,642,024,796)	2,316,141,100
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(95,948,220)
NET ASSETS - 100.0%	2,220,192,880

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,787,932.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,327,700	212,111,805	190,465,713	235,916	(2,691)	-	24,971,101	24,966,108	0.0%
Fidelity Securities Lending Cash Central Fund	75,484,632	245,970,262	225,970,853	40,621	(92)	-	95,483,949	95,474,401	0.3%
Total	78,812,332	458,082,067	416,436,566	276,537	(2,783)	-	120,455,050

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.